Label	Element	Value
P Prospectus | PACE Small/Medium Co Value Equity Investments
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PACE Select

Prospectus Supplement

PACE® Small/Medium Co Value Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2013, as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

III.  PACE Small/Medium Co Value Equity Investments

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The section captioned "PACE Small/Medium Co Value Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 42 of the Multi-Class Prospectus and page 40 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. Small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Value Index at the time of purchase.